Capital Management -Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Net earnings (loss) from continuing operations	$ 992	$ (31)
Finance costs	554	538
Income tax expense (recovery)	316	(93)
Depreciation and amortization	1,799	1,592
EBITDA	3,661	2,006
Impairment of assets (Note 15)	120	1,809
Acquisition and integration related costs	16	0
Merger and related costs	82	170
Share-based compensation	104	116
Foreign exchange loss (gain), net of derivatives	42	(10)
Defined Benefit Plans Curtailment Gain	0	(157)
Adjusted EBITDA	4,025	3,934
Finance cost	554	538
Unwinding of discount on asset retirement obligations	(54)	(51)
Borrowing costs capitalized to property, plant and equipment	18	12
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(15)
Adjusted finance costs	$ 503	$ 484